Summary of Significant Accounting Policies (Details) - USD ($)		1 Months Ended		6 Months Ended		12 Months Ended
	Aug. 02, 2018	Oct. 19, 2017	Nov. 30, 2016	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Jul. 11, 2021	Apr. 12, 2018	Mar. 23, 2017	Mar. 17, 2017
Summary of Significant Accounting Policies (Details) [Line Items]
Accounts receivable, allowance for credit loss				$ 5,619		$ 4,469	$ 742
Cash and cash equivalent				1,449,648		3,431,455	10,538
FDIC insured				250,000		250,000
Depreciation				18,434	$ 22,025	40,155	40,993
Deferred revenue and customer deposits				710,391		491,635	841,290
Costs excess of billings				23,837		27,779
Research and development costs				461,038		549,628	0
Advertising costs				88,705	52,963	$ 145,375	119,332
Stock based compensation expenses				$ 894,117	$ 491,473
Common stock shares (in Shares)						26,316,264
Shares issued (in Shares)				1,387,740,274	1,377,945,326
Asset purchase price								$ 251,966
Indemnity hold back amount								$ 25,197
Federal tax rate				21.00%		21.00%
Allowance for written off as bad debt						$ 2,274	16,868
Increased allowable borrowing amount											$ 500,000
Balance due							379,797
Costs excess of billings						27,779	0
Revenue						3,448,153	5,155,079
Intangible assets and goodwill							130,000
Impairment analysis							71,606
Stock-based compensation expense						987,433	390,035
Convertible notes						329	$ 37,787
Goodwill [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Intangible assets and goodwill						560,000
Warrant [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Common stock shares (in Shares)				162,703,869	184,632,441
Stock Options [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Common stock shares (in Shares)				258,424,694
Stock Options [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Common stock shares (in Shares)					226,701,174
Third-party [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Balance due						0
Giles Design Bureau [Member] | Third-party [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Borrowing facility	$ 150,000
Borrowing facility percentage	0.056%
WebTegrity [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Increased allowable borrowing amount	$ 150,000
WebTegrity [Member] | Third-party [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Borrowing facility	$ 150,000
Borrowing facility percentage	0.056%
Data Propria [Member] | Third-party [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Borrowing facility	$ 600,000
Borrowing facility percentage	0.049%
Credit Risk [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Cash and cash equivalent				$ 1,449,648		3,431,455
FDIC insured				$ 250,000		$ 250,000
Series B Preferred Stock [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Common stock shares (in Shares)				450,625,000	450,625,000	450,625,000	450,625,000
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in Shares)				18,025	18,025	18,025	18,025
Series C Preferred Stock [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Common stock shares (in Shares)				144,250,000	144,250,000	144,250,000	144,250,000
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in Shares)				14,425	14,425	14,425	14,425
Series D Preferred Stock [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Common stock shares (in Shares)				215,052,500	215,052,500	215,052,500	225,000,000
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in Shares)				86,021	86,021		90,000
Series D Preferred Stock [Member] | Common Stock [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in Shares)						86,021
Series E Preferred Stock [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Common stock shares (in Shares)				20,000,000	20,000,000	20,000,000	20,000,000
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in Shares)				10,000	10,000	10,000	10,000
Series G Preferred Stock [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Common stock shares (in Shares)				136,684,211	136,684,211	136,684,211	136,684,211
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in Shares)				2,597	2,597	2,597	2,597
Series A Preferred Stock [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Common stock shares (in Shares)							100,000,000
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in Shares)							10,000
Options Held [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Common stock shares (in Shares)						246,618,441	106,489,498
Warrant [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Common stock shares (in Shares)						162,703,869	20,912,852
CLWD Operations, Inc [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Borrowing facility			$ 400,000
Borrowing facility percentage			0.05%
Expiration date			Jan. 14, 2021
Balance due						$ 0
CLWD Operations, Inc [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Increased allowable borrowing amount										$ 100,000
CLWD Operations, Inc [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Increased allowable borrowing amount										$ 500,000
Parscale Digital [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Borrowing facility		$ 500,000
Borrowing facility percentage		0.05%
Balance due						$ 0
Parscale Digital [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Increased allowable borrowing amount									$ 250,000
Parscale Digital [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Increased allowable borrowing amount									$ 750,000
Convertible Notes Payable [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Common stock shares (in Shares)							18,388,400
Convertible notes							$ 183,884